Other (Income) Loss, Net (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
2018 Superior Refinery
Disclosure of attribution of expenses by nature to their function [line items]
Proceeds from insurance	$ 0	$ 0	$ 268,000,000	$ 45,000,000
2018 Atlantic Region
Disclosure of attribution of expenses by nature to their function [line items]
Proceeds from insurance	$ 5,000,000	$ 0	$ 57,000,000	$ 0